SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
May 1, 2021
Group Flexible Purchase Payment
Deferred Variable Annuity Contract
Updating Summary Prospectus for Existing Investors
Variable Annuity Account XI
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Updating Summary Prospectus describes the Scarborough Advantage Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is a group contract available for those persons eligible to participate in the International Brotherhood of Electrical Workers (“IBEW”) Local Unions Savings and Retirement Plan and Trust. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Updating Summary Prospectus is used with current Participants. This Updating Summary Prospectus will first be used as of May 1, 2021.
This Updating Summary Prospectus of the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL.

You can also obtain this information at no cost by calling 1‑800‑888‑2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

Special Terms

Various terms commonly used in this Updating Summary Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — PlanMember Securities Corp/Scarborough Alliance Group, One Bridge Street, Irvington, New York 10533.
Annuitant — The person designated by Participant to receive annuity payments. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Start Date — The date when annuity payments are to begin.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from a Participant’s bank account on a specified day of each month or a payroll deduction arrangement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Updating Summary Prospectus.
Contract Date — The date of a Participant’s first contribution to the Contract. Annual Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contractholder or Holder — The IBEW Local Unions Savings and Retirement Plan and Trust holds the Contract for the benefit of Participants.
Contract Value — The total value of a Participant’s account which includes amounts allocated to the Subaccounts and the Fixed Account.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person designated by Participant as having the right to the death benefit, if any, payable upon Participant’s death.
Fixed Account — A separate account of the Company to which a Participant may allocate all or a portion of Contract Value to be held for accumulation at fixed rates of interest declared periodically by the Company.
General Account — All assets of the Company other than those allocated to the Separate Account, the Fixed Account, or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended
Participant — A Participant as defined in the Trust Agreement. A Participant is also identified herein as “you”.
Purchase Payment — An amount paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XI. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Trust — The IBEW Local Unions Savings and Retirement Plan and Trust.
Trust Agreement — The Trust Agreement creating the Trust.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount a Participant will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes.
Updated Information About Your Contract

The following is a summary of certain contract features that have changed since May 1, 2020, the date of the last prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
Changes are reflected in the “Ongoing Fees and Expenses (annual charges)” portion of the table in “Important Information You Should Consider About the Contract” and in Appendix A – Underlying Funds Available Under the Contract.
Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.			Fee Table - Examples
Transaction Charges	There are no charges for other contract transactions.			Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table - Examples Charges and Deductions-- Mortality and Expense Risk Charge Administration Charge Appendix A -- Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.04%
	Investment options[2] (Underlying Fund fees and expenses)	1.04%	2.17%
1 As a percentage of Contract Value allocated to the Separate Account. The Base Contract Expenses do not reflect any applicable Platform Charge, which is a higher annual charge deducted from Contract Value invested in certain Subaccounts.
2 As a percentage of Underlying Fund average net assets.

There are no optional benefits available under this Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,839.85	Highest Annual Cost: $2,692.97
Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Least expensive combination of Base Contract charge and Underlying Fund fees and expenses
•  No additional Purchase Payments, transfers or withdrawals

Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Most expensive combination of Base Contract charge and Underlying Fund fees and expenses
•  No additional Purchase Payments, transfers or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	• You can lose money by investing in this Contract, including loss of principal.
Principal Risks of Investing in the Contract

The Contract – General

Appendix A – Underlying Funds Available Under the Contract

Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company

Not a Short‑Term Investment
•  This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•  Withdrawals will reduce the value of your Contract.

•  Tax deferral is more beneficial to investors with a long time horizon.

Risks Associated with Investment Options
• An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
• Each investment option, including the Fixed Account (if available), has its own unique risks.
• You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.

	RESTRICTIONS		Location in Prospectus
Investments
•  Certain investment options may not be available under your Contract.

•  Certain Subaccounts prohibit you from transferring out and back in the same Subaccount within a period of calendar days.

•  We reserve the right to limit the number of transfers, to suspend transfers to limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.

•  We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
The Contract – Allocation of Purchase Payments The Contract—Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Optional Benefits	• There are no optional benefits available under this Contract.		Not Applicable

	TAXES	Location in Prospectus
Tax Implications
•  Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•  If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.

•  Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Federal Tax Matters-- Introduction Federal Tax Matters-- Penalty Tax on Certain Surrenders and Withdrawals Federal Tax Matters - Income Taxation of Annuities in General —Non Qualified Contracts
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information- Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Other Information- Sale of the Contract

APPENDIX A

Underlying Funds Available Under the Contract

   The following is a list of Underlying Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL.

You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.

The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://securitybenefit.se2.com/default.aspx#53&RID=65&prodID=118&prodCat=VA.
Investment Type	Portfolio Company Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform Charge	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2020)
					1 Year	5 Year	10 Year
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.04%	0.35%	1.39%	(12.32%)	3.15%	4.96%
International Equity	Invesco V.I. International Growth – Series I Adviser: Invesco Advisers, Inc.	0.92%	0.35%	1.27%	14.00%	8.82%	6.72%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	1.08%	0.35%	1.43%	8.56%	11.22%	10.62%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.81%	0.35%	1.16%	40.37%	20.19%	16.37%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.21%	N/A	1.21%	1.88%	9.67%	9.13%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.09%	N/A	1.09%	2.21%	9.63%	9.21%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.22%	N/A	1.22%	4.30%	10.64%	8.46%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.20%	N/A	1.20%	6.65%	8.59%	6.31%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Capital Management, LLC	0.85%	0.35%	1.20%	32.58%	17.38%	14.38%

A-1

Investment Type	Portfolio Company Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform Charge	Current Expenses + Platform Charge	Average Annual Total Returns (as of 12/31/2020)
					1 Year	5 Year	10 Year
Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.18%	0.35%	1.53%	19.28%	12.78%	11.40%
Inflation-Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.84%	0.35%	1.19%	10.59%	4.20%	2.59%
Intermediate Term Bond	PIMCO VIT Total Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.69%	0.35%	1.04%	8.65%	4.75%	3.93%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.82%	0.35%	2.17%	(37.33%)	(19.36%)	(15.49%)
Mid Cap Growth	T. Rowe Price Mid Cap Growth Adviser: T. Rowe Price Associates, Inc.	0.85%	0.35%	1.20%	23.8%	16.12%	14.61%
1 Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.

A-2

The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2021. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR contract identifier C000027883